CONVERTIBLE PROMISSORY NOTE - 10-K (Details) - USD ($)		1 Months Ended						3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 14, 2022	Dec. 31, 2022	Oct. 31, 2022	Jul. 31, 2022	May 31, 2021	Dec. 31, 2019	Nov. 30, 2018	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 21, 2023	Mar. 09, 2023	Dec. 13, 2022	May 17, 2022	Dec. 31, 2015
Debt Instrument [Line Items]
Warrants granted (in shares)																123,333
Warrant exercise price (in usd per share)				$ 0.01												$ 28.146
Proceeds from issuance of bridge promissory note									$ 12,250,000	$ 0
Common stock, shares issued (in shares)		142,821							422,333		142,821		60,333
Conversion price (in usd per share)			$ 7.00
Number of shares to be issued upon conversion			592,857
Call Option | GRI Bio, Inc. Prior To Merger
Debt Instrument [Line Items]
Call option price (in usd per share)																	$ 7.00
TEP Note | Convertible promissory notes
Debt Instrument [Line Items]
Proceeds from issuance of bridge promissory note				$ 125,000	$ 500,000	$ 500,000
Debt discount				$ 60,000	$ 150,000	$ 500,000
Debt term				6 months	5 months	5 months
Accrued interest			$ 15,000		$ 650,000							$ 1,111,000
Principal amount of debt to be converted			3,500,000
Amount of accrued interest to be converted			650,000
Long-term debt, gross			125,000									3,500,000
Fixed interest				$ 15,000
Next financing amount				$ 3,000,000
Long-term debt, including interest			$ 140,000
Payment of notes payable		$ 140,000
Conversion of convertible notes to common stock		4,150,000
Accrued interest forfeited		$ 863,000
Interest expense											$ 477,000	546,000
TEP Note | Convertible promissory notes | Conversion Option One
Debt Instrument [Line Items]
Conversion price (in usd per share)						$ 9.10
TEP Note | Convertible promissory notes | Conversion Option Two
Debt Instrument [Line Items]
Conversion price (in usd per share)					$ 7.00	$ 9.10
Valuation cap					$ 27,000,000	$ 40,000,000
TEP Note | Convertible promissory notes | Conversion Option Three
Debt Instrument [Line Items]
Conversion price (in usd per share)					$ 7.00	$ 9.10
TEP Note | Bridge promissory note
Debt Instrument [Line Items]
Conversion price (in usd per share)		$ 7.00									$ 7.00
Loss on debt extinguishment											$ 325,000
Private GRI
Debt Instrument [Line Items]
Warrants granted (in shares)				167		2,467	3,606
Warrant exercise price (in usd per share)				$ 1.89		$ 1.89	$ 1.89
Proceeds from issuance of bridge promissory note											$ 1,250,000	$ 0
Common stock, shares issued (in shares)		4,447,153									4,447,153	3,817,439
Conversion price (in usd per share)			$ 187.18									$ 9.10
Number of shares to be issued upon conversion			22,172
Conversion of convertible notes to common stock											$ 5,337,000	$ 0
Private GRI | GRI Bio, Inc. Prior To Merger
Debt Instrument [Line Items]
Warrants granted (in shares)						65,960	96,428
Warrant exercise price (in usd per share)						$ 0.01	$ 0.01
Private GRI | Call Option
Debt Instrument [Line Items]
Common stock, shares issued (in shares)																	5,674
Call option price (in usd per share)																	$ 187.18
Private GRI | Call Option | GRI Bio, Inc. Prior To Merger
Debt Instrument [Line Items]
Common stock, shares issued (in shares)																	150,000
Private GRI | Convertible promissory notes
Debt Instrument [Line Items]
Loss on debt extinguishment											$ 325,000	$ 0
Private GRI | Bridge promissory note
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1,667,000													$ 1,667,000	$ 3,333,000
Proceeds from issuance of bridge promissory note	$ 679,000
Private GRI | TEP Note | Convertible promissory notes
Debt Instrument [Line Items]
Debt instrument, face amount						$ 2,500,000	$ 5,000,000
Convertible notes interest rate (as a percent)							12.00%
Proceeds from issuance of bridge promissory note				$ 125,000	$ 500,000	$ 500,000	$ 2,500,000
Shares repurchased (in shares)							36,049
Value of shares repurchased							$ 150,000
Shares reissued							11,999
Debt discount							$ 1,408,000
Debt term							18 months
Accrued interest			$ 15,000
Principal amount of debt to be converted			3,500,000
Amount of accrued interest to be converted			650,000
Long-term debt, gross			125,000
Long-term debt, including interest			$ 140,000
Payment of notes payable		$ 140,000
Conversion of convertible notes to common stock		4,150,000
Accrued interest forfeited		$ 863,000
Interest expense								$ 142,000		$ 352,000